Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended		114 Months Ended
	Dec. 31, 2023	Jul. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Jul. 12, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance. In accordance with rules adopted by the SEC pursuant to Dodd-Frank, the Company is providing the following disclosure regarding total compensation and “compensation actually paid” (“CAP”) to the Company’s chief executive officer (the “CEO”) and other named executive officers (“NEOs”) for the fiscal years ended December 31, 2025, 2024, and 2023, and the cumulative shareholder return on the Company’s common stock (“TSR”) and net income over the same period. Please review the entire Executive Compensation section for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

The Pay versus Performance table below summarizes the compensation values both previously reported in the Summary Compensation Table included in this Proxy Statement, as well as the adjusted values required in this section for the 2025, 2024, and 2023 calendar years.

Year	Summary Compensation Table Total for G. William Beale (1) $	Summary Compensation Table Total for Brian K. Plum (2) $	Compensation Actually Paid to G. William Beale (1) $	Compensation Actually Paid to Brian K. Plum (2) $	Average Summary Compensation Table Total for Non-CEO NEOs $	Average Compensation Actually Paid to Non-CEO NEOs $	Value of Initial Fixed $100 Investment Based on Shareholder Return(5) $	Net Income (in millions) $
2025	4,425,449	N/A	4,116,911	N/A	2,144,589	2,043,107	36.95	10.7
2024	1,418,683	N/A	1,551,499	N/A	669,314(4)	713,263(4)	26.36	-15.4
2023	981,279	374,639	627,219	233,200	555,882(3)	435,183(3)	24.81	-51.8

____________

(1)
Mr. Beale joined the Bank as its CEO in May 2023 and became CEO of the Company in July 2023.
(2)
Mr. Plum served as CEO from December 2014 until his departure on July 12, 2023.
(3)
The Non-CEO NEOs included for 2023 are: Judy C. Gavant and C. Douglass Riddle.
(4)
The Non-CEO NEOs included for 2024 and 2025 are: Judy C. Gavant and M. Dean Brown.
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Calculation of Compensation Actually Paid . To calculate the amounts in the “Compensation Actually Paid” columns with respect to the Company’s CEO and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to the compensation as reported under the “Total” column for 2025 in the Summary Compensation Table included in this Proxy Statement.

2025
	G. William Beale	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$ 4,425,449	$ 2,144,589
Adjustments for Equity Awards
Fair value of equity awards granted during the fiscal year	$ (3,398,400)	$ (1,628,400)
Fair value of equity awards granted during the fiscal year – value at year-end	$ 2,892,800	$ 1,462,799
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$ 171,544	$ 53,503
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$ 25,518	$ 10,616
Dividends paid on unvested shares/units/options that are not otherwise included in total compensation for the covered fiscal year	$ -	$ -
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$ -	$ -
Total Adjustments for Equity Awards	$ (308,538)	$ (101,482)
Compensation Actually Paid (as calculated)	$ 4,116,911	$ 2,043,107

The CAP as calculated for the Company’s CEO and Non-CEO NEOs during 2025 does not reflect the cancellation or forfeiture of a portion of equity awards subsequent to December 31, 2025 as follows: for Mr. Beale, 800,000 shares, or $3,416,000 in year-end market value; for Ms. Gavant, 160,000 shares, or $683,200 in year-end market value; and for Mr. Brown, 200,000 shares, or $854,000 in year-end market value.

Named Executive Officers, Footnote
(1)
Mr. Beale joined the Bank as its CEO in May 2023 and became CEO of the Company in July 2023.
(2)
Mr. Plum served as CEO from December 2014 until his departure on July 12, 2023.
(3)
The Non-CEO NEOs included for 2023 are: Judy C. Gavant and C. Douglass Riddle.
(4)
The Non-CEO NEOs included for 2024 and 2025 are: Judy C. Gavant and M. Dean Brown.

Adjustment To PEO Compensation, Footnote

2025
	G. William Beale	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$ 4,425,449	$ 2,144,589
Adjustments for Equity Awards
Fair value of equity awards granted during the fiscal year	$ (3,398,400)	$ (1,628,400)
Fair value of equity awards granted during the fiscal year – value at year-end	$ 2,892,800	$ 1,462,799
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$ 171,544	$ 53,503
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$ 25,518	$ 10,616
Dividends paid on unvested shares/units/options that are not otherwise included in total compensation for the covered fiscal year	$ -	$ -
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$ -	$ -
Total Adjustments for Equity Awards	$ (308,538)	$ (101,482)
Compensation Actually Paid (as calculated)	$ 4,116,911	$ 2,043,107

Non-PEO NEO Average Total Compensation Amount	$ 555,882		$ 2,144,589	$ 669,314
Non-PEO NEO Average Compensation Actually Paid Amount	435,183		$ 2,043,107	713,263
Adjustment to Non-PEO NEO Compensation Footnote

2025
	G. William Beale	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$ 4,425,449	$ 2,144,589
Adjustments for Equity Awards
Fair value of equity awards granted during the fiscal year	$ (3,398,400)	$ (1,628,400)
Fair value of equity awards granted during the fiscal year – value at year-end	$ 2,892,800	$ 1,462,799
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$ 171,544	$ 53,503
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$ 25,518	$ 10,616
Dividends paid on unvested shares/units/options that are not otherwise included in total compensation for the covered fiscal year	$ -	$ -
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$ -	$ -
Total Adjustments for Equity Awards	$ (308,538)	$ (101,482)
Compensation Actually Paid (as calculated)	$ 4,116,911	$ 2,043,107

Compensation Actually Paid vs. Total Shareholder Return			The following graphs show the CEO and Average Non-CEO NEOs compensation on a CAP basis relative to the Company’s cumulative TSR for the fiscal years 2025, 2024, and 2023:
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	24,810		$ 36,950	26,360
Net Income (Loss)	(51,800,000)		10,700,000	(15,400,000)
G. William Beale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	981,279		4,425,449	1,418,683
PEO Actually Paid Compensation Amount	$ 627,219		$ 4,116,911	$ 1,551,499
PEO Name	Mr. Beale		Mr. Beale	Mr. Beale
Brian K. Plum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 374,639
PEO Actually Paid Compensation Amount		$ 233,200
PEO Name					Mr. Plum
PEO | G. William Beale [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (308,538)
PEO | G. William Beale [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,398,400)
PEO | G. William Beale [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,892,800
PEO | G. William Beale [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			171,544
PEO | G. William Beale [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,518
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(101,482)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,628,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,462,799
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			53,503
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 10,616